Net Income (Loss) per Common Share - Net Income (Loss) per Common Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Options	315,938		315,938
Warrants	1,067,486	1,089,134	1,089,474	1,089,474
Convertible debentures	1,106,250	2,636,149	1,246,551	2,856,764
Anti-dilutive shares	2,489,674	3,725,283	2,651,963	3,946,238